CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 232,935	$ 724,410	$ 102,296
Prepaid expenses	143,333	199,166	400,000
Total Current Assets	376,268	923,576	502,296
Deferred offering costs			122,110
Marketable securities held in Trust Account	116,170,636	116,160,281
TOTAL ASSETS	116,546,904	117,083,857	624,406
Current liabilities
Accounts payable and accrued expenses	467,505	440,245	4,882
Promissory note - related party			600,000
Total Current Liabilities	467,505	440,245	604,882
Warrant Liabilities	3,174,400	4,860,800
Total Liabilities	3,641,905	5,301,045	604,882
Commitments and Contingencies
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital			24,712
Accumulated deficit	(3,245,289)	(4,367,476)	(5,476)
Total Stockholders' Deficit	(3,245,001)	(4,367,188)	19,524
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS' DEFICIT	116,546,904	117,083,857	624,406
Class B Common Stock
Stockholders' (Deficit) Equity
Common stock value	288	288	288
Class A Common Stock
Stockholders' (Deficit) Equity
Common stock value		0	$ 0
Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 11,500,000 shares at redemption value at March 31, 2022 and December 31, 2021 respectively	$ 116,150,000	$ 116,150,000